GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      DEFERRED VARIABLE ANNUITY PROSPECTUS

                                GRANITE PRIMELITE

                         SUPPLEMENT DATED MARCH 20, 1997
                        TO PROSPECTUS DATED MARCH 3, 1997

         The following sentence is added as a final paragraph to the section of the Prospectus entitled "Performance Related Information" on page 9:

         Golden American may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.